Equity Instrument (Tables)	12 Months Ended
Dec. 31, 2021
Equity Instruments Abstract
Detail, by classification and type, of Equity instruments
The detail, by classification and type, of Equity instruments in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
Classification
Financial assets held for trading	15,077	9,615	12,437
Non-trading financial assets mandatorily at fair value through profit or loss	4,042	3,234	3,350
Financial assets designated at fair value through other comprehensive income	2,453	2,783	2,863
	21,572	15,632	18,650
Type
Shares of Spanish companies	3,896	3,364	3,711
Shares of foreign companies	15,184	10,437	12,682
Shares of investment funds	2,492	1,831	2,257
	21,572	15,632	18,650

Schedule of changes in loss allowance and gross carrying amount
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2021	2020	2019
Balance at beginning of the year	2,783	2,863	2,671
Net additions (disposals)	(276)	833	177
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)*	(171)	(917)	(29)
Changes in the RV hedged with micro-hedging transactions	117	4	44
Balance at end of year	2,453	2,783	2,863
*They do not include fair value movements for currency risk hedged with hedging instruments.